Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Acquisition, Contribution to Sales and Profit Before Taxes [Table Text Block]
Bucyrus contributed the following to sales and to profit before taxes (inclusive of deal-related and integration costs):

(Millions of dollars)	Year Ended December 31, 2012	July 8, 2011 to December 31, 2011
Sales	$4,758	$2,524
Profit (loss) before taxes	$115	$(403)

Summary of initial and final allocation of assets acquired and liabilities assumed as of the acquisition date at estimated fair value
The following table summarizes our initial and final allocation of the assets acquired and liabilities assumed as of the acquisition date at estimated fair value.

	July 8, 2011
(Millions of dollars)	Initial	Final
Assets
Cash	$203	$204
Receivables - trade and other	693	705
Prepaid expenses	154	174
Inventories	2,305	2,223
Property, plant and equipment - net	692	694
Intangible assets	3,901	3,901
Goodwill	5,263	4,588
Other assets	48	141
Liabilities
Short-term borrowings	24	24
Long-term debt due within one year	16	16
Accounts payable	444	465
Accrued expenses	405	433
Customer advances	668	668
Other current liabilities	426	76
Long-term debt due after one year	1,514	1,528
Noncurrent deferred income tax liabilities	1,874	1,449
Other liabilities	434	517
Net assets acquired	$7,454	$7,454

Summary of fair value estimates of the acquired identifiable intangible assets, weighted average useful lives, and balance of accumulated amortization
The following table is a summary of the fair value estimates of the acquired identifiable intangible assets, weighted–average useful lives, and balance of accumulated amortization as of December 31, 2012 and 2011:

(Millions of dollars)			Accumulated amortization
	Fair Value	Weighted-average useful life (in years)	2012	2011
Customer relationships	$2,337	15	$231	$75
Intellectual property	1,489	12	182	58
Other	75	4	29	10
Total	$3,901	14	$442	$143

Schedule of estimated aggregate amortization expense	Estimated aggregate amortization expense for the five succeeding years and thereafter is as follows:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$299	$299	$290	$280	$280	$2,011

Unaudited pro forma financial information

	Years ended December 31,
(Dollars in millions except per share data)	2011	2010
Total Sales and revenues	$62,281	$46,239
Profit	$5,401	$2,385
Profit per common share	$8.37	$3.78
Profit per common share – diluted	$8.11	$3.67